NUVEEN ARIZONA MUNICIPAL BOND FUND

NUVEEN COLORADO MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED SEPTEMBER 28, 2012

Effective January 1, 2013, the third paragraph of the section “General Information—Frequent Trading” will be deleted in its entirety and replaced with the following paragraph:

The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60-day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS1P-1212P

NUVEEN ARIZONA MUNICIPAL BOND FUND

NUVEEN COLORADO MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 28, 2012

1.	Effective January 1, 2013, the paragraph under “2. Round Trip Trade Limitations” in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” will be deleted in its entirety and replaced with the following paragraph:

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted in this Policy, the Funds limit an investor to two Round Trips per trailing 60-day period.

2.	The following language is added to the end of the last sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries and Other Payments—Other Payments”:

; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS1SAI-1212P